Derivative Financial Instruments - Fair value measurements (Details) - Fair value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Financial Instruments
Transfers from Level 1 to Level 2, assets	$ 0	$ 0	$ 0
Transfers from Level 2 to Level 1, assets	0	0	0
Transfers into Level 3, assets	0	0	0
Transfers out of Level 3, assets	0	0	0
Transfers from Level 1 to Level 2, liabilities	0	0	0
Transfers from Level 2 to Level 1, liabilities	0	0	0
Transfers into Level 3, liabilities	0	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	$ 0	$ 0	$ 0